Shareholders' Equity (Details) - USD ($)																12 Months Ended
		Oct. 04, 2023	Jun. 14, 2023	May 11, 2023	Mar. 31, 2023	Feb. 22, 2023	Nov. 23, 2022	Oct. 29, 2022	Aug. 12, 2022	Dec. 24, 2021	Dec. 20, 2021	Dec. 17, 2021	Sep. 25, 2021	Feb. 22, 2021	Jul. 21, 2020	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Jul. 31, 2023	Jun. 07, 2023	Feb. 24, 2023	Oct. 26, 2022	Jul. 13, 2022	Jan. 17, 2022	Jan. 14, 2020
Shareholders’ Equity [Line Items]
Common stock authorized (in Shares)	[1]															5,000,000,000	5,000,000,000
Common stock par value (in Dollars per share)	[1]															$ 0.01	$ 0.01
Shares issued for service (in Shares)													42,620
Stock-based compensation																			$ 1,024,361
Common shares (in Shares)							500,000	400,000
Purchase price per share (in Dollars per share)							$ 0.515	$ 0.59
Aggregate gross proceeds																$ 1,430,000	$ 1,716,751		16,637,200
Net proceeds transaction							$ 257,500	$ 236,000
Value issued for service													$ 319,820						1,024,361
Restricted stock award agreement (in Shares)										29,250		53,130
Direct offering cost									$ 146,137
Capitalized amount									$ 146,137
Principal amount						$ 40,000,000
Purchase price					$ 56,000,000	$ 32,000,000
Original issue discount percentage					20.00%	20.00%
Per value (in Dollars per share)																								$ 0.01
Common stock shares issued (in Shares)	[1]															199,145,041	5,145,041
Investor converted amount			$ 3,950,000	$ 2,820,000												$ 76,770,000
Conversion of amount		$ 30,000,000
Common Unit, Issuance Value																$ 1,430,000						$ 1,430,000
Common Stock, Shares, Outstanding (in Shares)	[1]															199,145,041	5,145,041
Stock option plan (in Shares)																											300,000	200,000
Service agreement shares issued (in Shares)										29,250
Shares incentive plan (in Shares)																											300,000
Two Thousand Nineteen Share Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Fair value of shares												$ 229,028
Common Stock [Member]
Shareholders’ Equity [Line Items]
Common stock authorized (in Shares)																5,000,000,000
Common stock par value (in Dollars per share)			$ 0.01	$ 0.01												$ 0.01										$ 0.001
Shares issued for service (in Shares)	[2]																		125,000
Common shares (in Shares)							500,000	400,000									1,950,000	[2]	930,000	[2]
Aggregate gross proceeds																	$ 19,500	[2]	$ 9,300	[2]
Value issued for service	[2]																		$ 1,250
Common stock shares issued (in Shares)		100,000,000	10,000,000	4,000,000												199,145,041								80,000,000
Common Stock, Shares, Outstanding (in Shares)	[2]															199,145,041	5,145,041		3,137,001		2,082,001
Maximum [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Common stock authorized (in Shares)																									5,000,000,000	500,000,000
Common stock par value (in Dollars per share)																										$ 0.01
Minimum [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Common stock authorized (in Shares)																									50,000,000	50,000,000
Common stock par value (in Dollars per share)																										$ 0.001
Promissory Note [Member]
Shareholders’ Equity [Line Items]
Convertible promissory note					$ 70,000,000	$ 40,000,000																	$ 7,000,000
Conversion price per share (in Dollars per share)		$ 0.3	$ 0.395	$ 0.705																				$ 0.5
VG Master Fund SPC [Member]
Shareholders’ Equity [Line Items]
Common shares (in Shares)									1,050,000
Net proceeds transaction									$ 1,223,251
Direct offering cost									33,389
Deferred offering cost									$ 112,748
VG Master Fund SPC [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share)									$ 0.01
Net proceeds transaction									$ 5,500,000
Common stock shares (in Shares)									53,334
Fortune Fintech Limited [Member]
Shareholders’ Equity [Line Items]
Shares issued for service (in Shares)													42,620
Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Common shares (in Shares)											500,000			430,000
Purchase price per share (in Dollars per share)											$ 4			$ 37
Aggregate gross proceeds														$ 15,910,000
Net proceeds transaction											$ 2,000,000			$ 14,637,200
Investors investment amount											$ 2,000,000
Restricted Stock Award Agreement [Member]
Shareholders’ Equity [Line Items]
Restricted stock award agreement										$ 229,028		$ 475,514
Restricted Stock Award Agreement [Member] | Two Thousand Nineteen Share Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Service agreement shares issued (in Shares)												53,130
Fair value of shares												$ 475,514
Tony Wayne Network Technology Co. [Member]
Shareholders’ Equity [Line Items]
Shares issued for service (in Shares)															75,000
Stock-based compensation															$ 1,005,000						$ 1,005,000
Value issued for service															$ 1,005,000
Tony Wayne Network Technology Co. [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Shares issued for service (in Shares)															75,000
Fortune Fintech Limited [Member]
Shareholders’ Equity [Line Items]
Value issued for service													$ 319,820

[1]	After giving effect to the reverse stock split effected on July 13, 2022. Also see Note 15.
[2]	After giving effect to the reverse stock split effected on July 13, 2022. Also see Note 15.